Carrying Amounts and Fair Values of Financial Instruments (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Carrying Amount USD ($)	Mar. 31, 2012 Carrying Amount JPY (¥)	Mar. 31, 2011 Carrying Amount JPY (¥)	Mar. 31, 2012 Fair Value USD ($)	Mar. 31, 2012 Fair Value JPY (¥)	Mar. 31, 2011 Fair Value JPY (¥)
Assets:
Marketable securities (Notes 3 and 20)	$ 62,844	¥ 5,179,000	¥ 4,840,000	$ 59,896	¥ 4,936,000	¥ 4,840,000	$ 59,871	¥ 4,934,000	¥ 4,840,000
Investments (Notes 3 and 20)				378,922	31,227,000	29,583,000	378,922	31,227,000	29,582,000
Foreign exchange contracts (Note 20)				898	74,000	24,000	898	74,000	24,000
Total assets				439,716	36,237,000	34,447,000	439,691	36,235,000	34,446,000
Liabilities:
Foreign exchange contracts (Note 20)				(146)	(12,000)	(49,000)	(146)	(12,000)	(49,000)
Long-term debt including current portion				(8,518)	(702,000)	(276,000)	(8,518)	(702,000)	(276,000)
Total liabilities				$ (8,664)	¥ (714,000)	¥ (325,000)	$ (8,664)	¥ (714,000)	¥ (325,000)